SHARE CAPITAL - Non-vested Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Options
Non-vested at beginning of year | shares	5,438
Granted | shares	800,937
Vested | shares	(199,297)
Forfeited and canceled | shares	(9,625)
Non-vested at end of year | shares	597,453
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 10.7
Granted | $ / shares	3.18
Vested | $ / shares	3.94
Forfeited and canceled | $ / shares	17.43
Non-vested at end of period | $ / shares	$ 3.33